Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plant and Equipment, Net [Abstract]
Depreciation expense	$ 6,621	$ 5,175
Impairment loss